IMPAIRMENT CHARGES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment charges and inventory provisioning [Abstract]
Schedule of Impairment Charges and Inventory Provisioning
	December 31,	December 31,	December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E (Note 11)	733	2,508	1,795
Impairment of goodwill and other intangible assets (Note 12)	4,624	3,853	15,422
Impairment of prepayments (Note 16)	482	583	562

Total impairment loss	5,839	6,944	17,779